Related Party Transactions	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Related Party Transactions [Abstract]
Related party transactions
12.	Related Party Transactions
Daimler AG and its affiliated entities (“Daimler”) are investors in the Company and one of its employees is a member of the Company’s Board of Directors. The following revenue transactions took place between the Company and Daimler during the periods presented:

	Three Months Ended July 31,		Six Months Ended July 31,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Daimler	$2,071	$850	$3,406	$1,576

Revenue from related parties	$2,071	$850	$3,406	$1,576

Related party accounts receivable as of July 31, 2021 and January 31, 2021 from Daimler was $2.5 million and $1.2 million, respectively.

14.	Related Party Transactions
Daimler AG and its affiliated entities (“Daimler”) is an investor in the Company and one of its employees is a member of the Company’s board of directors. The following revenue transactions took place between the Company and Daimler during the respective fiscal years:

	Year ended January 31,
	2021	2020	2019
	(in thousands)
Daimler	$3,457	$3,112	$1,082

Revenue from related parties	$3,457	$3,112	$1,082

Related party accounts receivable as of January 31, 2021 and 2020 from Daimler were $1.2 million and $0.9 million, respectively.